Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24	SUBSEQUENT EVENTS

On December 16, 2024, the Group issued to OSN streaming limited (“Streaming”); a senior unsecured convertible note in the principal amount of USD 12,000,000, which is convertible into Group’s ordinary shares, par value USD 0.0001 per share, subject to certain conditions and limitations set forth in the Convertible Note, between the Company and Streaming. The Convertible Note contains customary events of default, bears interest at a fixed rate of 11.0% per annum, due and payable in full two years following the date on which the Convertible Note is deemed issued, unless earlier repurchased, converted or redeemed prior to such date in accordance with the applicable terms set forth in the Convertible Note. The Note Purchase Agreement also provides the Group with the right to purchase one or more additional senior unsecured convertible note up to an additional USD 43,000,000 principal amount of the Convertible Note within 18 months of the closing. As of the date of the sign off of these financial statements, OSN group has subscribed to the convertible loan program where USD 12,000,000 has been subsequently injected into Anghami.